Accounting Policies Used for the Consolidated Financial Statements (Details) - USD ($)	1 Months Ended	9 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Accounting Policies Used for the Consolidated Financial Statements [Abstract]
Operating activities	$ 0	$ 406,000,000	$ 324,000,000